BUSINESS DESCRIPTION AND NATURE OF OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

AI Unlimited Group, Inc. (the “Company,” “we,” “our,” or “us”) was incorporated in Delaware on March 24, 2022, initially as Lever Global Corporation, and rebranded as AI Unlimited Group, Inc. on July 19, 2024. We are a fintech-driven consumer liabilities and debt management company, with a mission to empower subscribers to achieve financial independence by managing all liabilities and debt obligations in a single, integrated platform.

Our core offering, the Lever App (the “App”), was soft-launched on the iOS App Store in Q3 of fiscal 2022. Lever currently enables users to analyze their student loans and explore qualifying U.S. Department of Education programs for loan relief and enrollment. Subscribers can digitally enroll in these programs, uploading or self-declaring financial information through the App. Once accepted, users can manage their certifications annually for a monthly subscription fee. Lever also offers a “round-up” feature, allowing users to make additional principal payments through small, per-transaction contributions, thereby reducing interest and the loan term.

To enhance Lever’s functionality, we intend to introduce capabilities for subscribers to directly negotiate and refinance credit card and auto loans within the App, connecting with major financial institutions via API. This expansion is part of our 2025 roadmap, in line with our plan to launch on both the App Store and Play Store in fiscal 2024. The goal is to make Lever a comprehensive AI-powered solution that addresses a wide array of consumer debt needs. Following recent legislative changes ending the student loan payment pause, we anticipate significant engagement as we resume subscriptions in Q2 of fiscal 2025.

In addition to Lever, AI Unlimited Group has strategically acquired three other AI-driven platforms, each complementing our broader mission to create a seamless financial and lifestyle ecosystem:

●	Nest Egg Investments LLC (“Nest Egg”): Nest Egg is an AI-powered investment platform that simplifies stock market investing for U.S. and global markets. Utilizing advanced AI, Nest Egg provides personalized investment advice and automated trade options, catering to the growing demand for user-friendly, digital-first investment solutions. Nest Egg is preparing to ramp up its market outreach and introduce additional AI-driven insights, making wealth management accessible and intuitive for all users.

●	Resolve Debt, LLC (“Resolve Debt”): Resolve Debt provides AI-enhanced debt collection and accounts receivable automation solutions, offering an advanced, efficient approach to debt recovery. The platform uses predictive analytics and AI-powered communication tools to improve collections outcomes while focusing on customer experience. Resolve Debt is in advanced negotiations with several potential partners and will be ramping up operations to broaden its client base among financial institutions and debt collection agencies. This expansion will position Resolve Debt as a leader in scalable, customer-centric debt solutions that optimize cash flow and operational efficiency for B2B clients.

●	Travl, LLC (“Travl.App”): Travl.App is an AI-powered travel planning, savings, and booking platform designed to provide a seamless, end-to-end travel experience. Scheduled for a full launch by the end of fiscal 2024, Travl.App will offer features such as AI-driven itinerary planning, flexible payment options, and personalized travel recommendations. A standout addition is the forthcoming “AI Travel Agent” feature, a virtual assistant that guides users through planning, booking, and managing their trips. Travl.App will be ramping up its operations as it prepares to enter the market as the premier AI-driven travel solution, offering users comprehensive support from planning to execution.

The Company filed a Form 8-A12G on July 25, 2023, to register its securities under Section 12(g) of the Securities Exchange Act of 1934. This registration underscores our commitment to promoting transparency and enabling investors to make well-informed decisions. By adhering to the regulatory requirements set forth by the SEC, we aim to build trust within the investment community as we progress towards our strategic milestones. This step marks a significant move for AI Unlimited Group, as it elevates our visibility among institutional and retail investors alike and aligns with our long-term vision of growth and market presence.

As a development-stage entity, AI Unlimited Group remains focused on establishing and enhancing our core product offerings, particularly the Lever App is designed to revolutionize debt management for consumers by providing an AI-powered platform that simplifies and streamlines the process of managing various liabilities, including student loans. In alignment with the resumption of student loan payments. Lever’s unique value proposition and advanced features are expected to drive strong user adoption, positioning it as a go-to resource for borrowers navigating complex repayment scenarios.

Looking ahead, our objective is to establish AI Unlimited Group as a comprehensive, AI-powered ecosystem that addresses a wide range of consumer financial and lifestyle needs. Through strategic acquisitions like Nest Egg, Resolve Debt, and Travl.App, we are creating a cohesive suite of applications that spans debt management, investment, and travel. Each platform is integrated with state-of-the-art AI technologies, enabling us to deliver a unified, personalized experience across multiple sectors. This holistic approach reflects our commitment to meeting the evolving expectations of modern consumers in a digital-first world.

AI Unlimited Group is positioned to capitalize on emerging opportunities in AI and fintech. Our vision is to provide seamless, data-driven solutions that empower users to manage their finances, travel, and investments with confidence, backed by a company that prioritizes innovation, transparency, and responsible AI deployment. Through our continued growth, we aim to be at the forefront of transforming the digital financial landscape, setting new standards for convenience, efficiency, and customer satisfaction.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

The Company leverages cutting-edge artificial intelligence technology to deliver streamlined financial solutions through an integrated ecosystem of innovative apps. The Company’s current suite of products includes the Lever App, Nest Egg, Travl.App, and Resolve, each of which addresses unique customer needs in debt management, investment, travel planning, and accounts receivable, respectively. Together, these applications form a comprehensive, AI-driven platform aimed at simplifying and optimizing financial decisions, supporting both consumers and businesses. Our strategic approach includes sharing talent and resources across subsidiaries to drive expanded innovation in AI, allowing for cross-collaboration and knowledge transfer among top developers, data scientists, and financial technology experts.

Lever App: Empowering Debt Management and Financial Independence

The Lever App is designed to assist subscribers with managing and resolving liabilities such as student loans, credit cards, and other consumer debts. By providing ongoing education and personalized recommendations, the app enables users to make well-informed choices about loan refinancing, enrollments, and payments. The app’s features include federal loan program prequalification and enrollment, access to credit scores, and other capabilities that facilitate comprehensive debt management. Initially focused on student debt holders in the United States, the Lever App is particularly advantageous for those seeking to navigate complex loan repayment options without the hassle of traditional servicers. With direct connections to the Department of Education via APIs, the app can provide optimal loan terms, allowing users to save time and money while maintaining control over their finances.

Core Features:

●	Budget and Spending Insights: Personalized guidelines for managing liabilities in alignment with the user’s financial goals.
●	Flexible Payment Strategies: Payment round-ups and additional repayment recommendations to help reduce interest over time.
●	Student Aid Matching: Instant access to Student Aid and other federal programs through a simplified, four-step enrollment process.
●	Credit Score Tracking: Integrated credit monitoring using open banking protocols.

Nest Egg: Simplified Investment Strategies and Personalized Financial Growth

Nest Egg is an AI-powered investment platform focused on helping users grow their wealth through accessible, future-focused tools for the U.S. and global stock markets. Nest Egg simplifies investment decision-making by offering tailored strategies that align with individual financial goals, automating the planning and execution of stock market investments. Through advanced AI algorithms, Nest Egg provides personalized investment advice, making it ideal for users seeking an efficient, digital-first approach to portfolio management. The app enables users to automate trades, set customized alerts, and receive real-time insights based on market trends and behavioral analysis.

Core Features:

●	Automated Trading: AI-powered recommendations for seamless portfolio management.
●	Personalized Investment Advice: Tailored strategies based on market data, user preferences, and risk tolerance.
●	Real-Time Market Insights: Updates and predictions that guide investment decisions.

Travl.App: Comprehensive AI-Powered Travel Planning and Management

Travl.App revolutionizes travel by providing an AI-enhanced platform that simplifies planning, budgeting, booking, and itinerary management. With features designed to handle all aspects of the travel experience, Travl.App is the first of its kind to integrate AI across planning, saving, and booking functionalities. Travl.App enables users to explore destinations, book flights and accommodations, and save funds specifically for travel purposes. A forthcoming AI-powered “Travel Agent” will offer a concierge-like experience, providing users with intelligent, personalized recommendations and real-time adjustments to their itineraries. The app’s robust digital wallet and budget management tools also allow users to manage their travel finances with ease, making dream vacations more achievable.

Core Features:

●	AI Travel Agent: Personalized recommendations for destinations, activities, and travel arrangements based on user preferences.
●	Flexible Payment and Savings Options: The digital wallet allows for efficient budgeting and saving toward travel goals.
●	Booking and Itinerary Management: All-in-one platform for booking flights, accommodations, and local experiences.

Resolve: AI-Driven Debt Collection and Receivables Automation

Resolve offers advanced AI-driven solutions for debt collection and accounts receivable automation, catering to financial institutions and businesses looking to optimize cash flow and enhance operational efficiency. The platform uses AI models for predictive analytics, customer sentiment analysis, and intelligent automation, improving debt recovery rates and making the collections process more customer-centric. Resolve’s technology enables businesses to anticipate customer behaviors and tailor engagement strategies, resulting in improved recovery outcomes. Resolve is currently in advanced negotiations with major partners in the financial sector to expand its reach and enhance its service offerings.

Core Features:

●	Predictive Analytics: AI-driven insights to optimize recovery rates and predict payment behavior.
●	Customer-Centric Engagement: Sentiment analysis and AI-powered automation to foster a respectful, efficient collections process.
●	Scalable Solution for B2B Applications: Tailored capabilities for financial institutions and companies with high-volume receivables.

Collaborative Innovation Across Subsidiaries

By pooling resources and expertise across all platforms, AI Unlimited Group fosters a collaborative environment where the innovation potential of AI is fully harnessed. Our team of developers, product managers, and AI experts work seamlessly across the Company’s subsidiaries, enabling shared advancements in AI technology that drive continuous improvement in each app’s functionality. This cross-company synergy allows us to:

●	Accelerate Feature Development: Rapidly implement new AI models and features that enhance user experience across multiple platforms.
●	Create Interconnected User Journeys: Provide a cohesive experience for users who interact with multiple apps, with tailored solutions in debt management, investment, and travel.
●	Optimize Resource Allocation: Use shared talent and data infrastructure to advance our AI capabilities while maintaining efficiency and focus.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Strategic Roadmap

As we move forward, AI Unlimited Group aims to broaden the impact of each subsidiary by scaling services, expanding market reach, and deepening AI-driven capabilities. Specific goals include:

●	Lever App: Ramp up efforts around student debt repayment in response to renewed repayment requirements in 2025, while exploring options for credit card and refinancing tools.
●	Nest Egg: Expand AI-driven financial coaching to cater to a wider demographic of retail investors.
●	Travl.App: Prepare for a full-scale launch with an enhanced AI Travel Agent and seamless booking capabilities by the end of fiscal 2024.
●	Resolve: Finalize partnerships to strengthen its position in the B2B receivables automation market and broaden client acquisition.

With these initiatives, AI Unlimited Group is positioning itself to become a comprehensive, AI-powered platform that caters to diverse financial and lifestyle needs.

Business Strategy

As part of AI Unlimited Group’s innovative incubator model, we are dedicated to advancing each of our AI-powered applications—Lever App, Nest Egg, Travl, and Resolve—to meet the unique needs of consumers and businesses. Our strategy emphasizes developing cutting-edge solutions across fintech, investment, travel, and debt management, leveraging shared resources and AI expertise to accelerate growth and maximize market impact. The following growth strategies are fundamental to our vision:

●	Product Completion and Launches: We launched version 1 of our core apps with a soft rollout in Q3 of fiscal 2024 and have since expanded features and optimized performance. We anticipate public releases and increased functionality across our apps by Q2 of fiscal 2025.
●	Multi-Channel Subscriber Acquisition: Each app will grow its user base through robust digital and traditional marketing strategies. By focusing on targeted and data-driven campaigns, we aim to drive subscriber acquisition while maximizing cost efficiency across our product suite.
●	Enhanced Financial and Lifestyle Solutions: We are committed to continuously refining our core applications, like the Lever App, which serves student debt holders, and introducing broader features across Nest Egg for investment strategies, Travl for AI-powered travel experiences, and Resolve for streamlined debt collections, offering holistic solutions for consumers and small businesses alike.
●	Enterprise and Partner Expansion: Growth will be further fueled by enterprise partnerships, employer-based programs, and integration with educational, financial, and corporate entities. We are actively pursuing collaborations to support market expansion and enhance our value proposition.
●	Cutting-Edge AI and Machine Learning Capabilities: Our software development team focuses on disruptive machine learning and AI technologies to deliver highly personalized and data-driven recommendations, ensuring continued subscriber engagement and satisfaction across all products.
●	Strategic Acquisitions and Partnerships: AI Unlimited Group will look to acquire synergistic businesses and form alliances that drive user growth, expand our technology base, and integrate complementary tools to further enhance our value offering.
●	Global Market Reach and Product Diversification: As we expand, we will identify and enter high-growth markets for each app’s core service area, from travel planning and investment to debt management. Lever, for instance, is exploring additional consumer debt solutions like credit card and auto loan refinancing, while Nest Egg and Travl expand into global investment and travel markets.

With the recent resumption of student loan repayments, the Lever App is well-positioned to support the nearly 43 million Americans resuming payments after forbearance. Lever’s AI-powered platform provides solutions tailored to manage, automate, and simplify student loan repayments, addressing this urgent market need. This includes refining user interfaces and providing tools to allow seamless navigation of complex debt obligations.

AI Unlimited Group anticipates maintaining a customer acquisition cost (CAC) of approximately $30 per user, with user subscriptions priced at $79.99 annually across applicable apps. This pricing model generates an anticipated lifetime value over ten years, solidifying a steady revenue stream. We have budgeted $150,000 monthly to support marketing and sales initiatives, aiming for consistent onboarding of around 5,000 new user subscriptions per month across the company’s ecosystem.

Through our incubator approach, we unify these apps under a cohesive, AI-powered platform, creating a multi-faceted, user-friendly experience that addresses critical financial and lifestyle needs. Our integrated strategy ensures that each app is positioned to leverage shared technological and operational resources, fostering innovation, scalability, and market leadership in a digital-first, AI-enhanced landscape.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Marketing and Sales

AI Unlimited Group (AIUG) is strategically focused on scaling its portfolio of apps, including Nest Egg, Travl.App, Lever, and Resolve, by executing a multi-channel marketing approach designed to build a robust user base and enhance brand loyalty. Our marketing strategy is a blend of innovative digital initiatives and proven traditional tactics, all aimed at providing an omnichannel customer experience.

Integrated Marketing Strategy Our primary objective is to expand our paid customer base through a combination of targeted digital marketing, community engagement, and selective partnerships. We recognize that modern consumers require a personalized approach, and our strategy is to offer both broad and tailored solutions that resonate with each app’s target audience. By collaborating with Bolis Media, a global media powerhouse with a publishing network reaching over 120 million followers and partnerships that extend its reach to 2.5 billion, we aim to amplify our presence across multiple platforms effectively.

Digital Marketing AIUG’s digital marketing efforts encompass a diverse set of channels, including:

●	Search Engine Optimization (SEO): Driving organic traffic by optimizing content for search engines, particularly around financial and travel-related keywords.
●	Content Marketing: Leveraging educational blogs, targeted email campaigns, and influencer partnerships to build credibility and drive engagement.
●	Social Media: Engaging with high-profile influencers and celebrities to increase visibility across platforms like Instagram, Twitter, TikTok, and LinkedIn, with Bolis Media managing the social media strategy for each app. Social campaigns will include content crafted by creators in finance, travel, student loans, and debt collection fields, tailored to each app’s unique audience.

Traditional Marketing Initiatives While digital channels provide scalability, traditional marketing avenues such as conferences, trade shows, and direct meetings with potential subscribers add a personal touch that builds deeper connections:

●	Event Participation: Our management team actively participates in industry conferences and expos, delivering presentations and connecting directly with potential users and partners.
●	Campus Outreach: We have established partnerships with educational institutions across key states, engaging recent graduates with in-person workshops and digital campaigns.
●	Community Engagement: By targeting areas with high student debt or travel interest, like California, Texas, and Washington, our traditional marketing efforts extend our reach and solidify our brand presence.

Geo-Targeted Strategies AIUG’s marketing efforts are tailored to regional nuances and demographics:

●	California: Targeting tech-savvy graduates and financial influencers, we focus on institutions like UCLA and Stanford.
●	Texas: Leveraging the state’s large student population and economic growth, we focus on institutions like UTSA and San Antonio College.
●	Washington, D.C.: Positioned as the highest student debt region, our strategy includes aligning with policymakers and hosting webinars to address student loan complexities.

Official Launch and Initial Rollout The Lever App’s official public launch was Q2 fiscal 2025, with a planned promotional push across both digital and traditional channels. As part of our go-to-market strategy, we will employ billboards, video-on-demand ads, and event sponsorships on university campuses to drive downloads. In addition, AIUG will introduce the Travl Coin for Travl.App, scheduled for launch in 2025, which will allow users to buy, save, and spend within the app ecosystem, enhancing customer loyalty and engagement.

Bolis Media Partnership and Budget Allocation In collaboration with Bolis Media, AIUG has allocated a six-month marketing budget to enhance visibility across all apps:

●	Content Production and Media Placement: Bolis Media will handle content creation, media activations, and influencer partnerships, providing each app with curated and impactful media presence.
●	Paid Ad Budget: Allocated equally across apps, with dynamic reallocation based on performance metrics monitored by Bolis Media.
●	Performance Tracking: Bolis Media’s analytics team will continuously monitor results, enabling real-time adjustments for optimized reach and engagement.

Customer Acquisition and Retention AIUG’s estimated customer acquisition cost (CAC) is set at around $30 per user, with an expected average subscription duration of 10 years per user, providing significant lifetime value. Given the recent changes in data privacy laws (e.g., iOS 14 privacy updates), we anticipate a 30% increase in CAC, which has been accounted for in our marketing budget. To offset these challenges, AIUG is focused on in-depth customer journey mapping to improve conversion rates and user retention across all apps.

In-House and External Resource Sharing By centralizing resources and expertise across all AIUG apps, our in-house development and marketing teams collaborate to foster innovation. Shared talent and resources across Lever, Nest Egg, Travl.App, and Resolve ensure consistent growth and product evolution, while minimizing redundancy in R&D and marketing costs. This approach strengthens AIUG’s position as a holistic AI incubator, capable of scaling across diverse sectors from finance to travel and debt management.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Business Strategy and Regional Focus

The Company is dedicated to addressing the complexities of student loan management in the U.S., a challenge that impacts millions. Our initial regional focus on San Antonio, California, and Washington, D.C., is strategically informed by the unique financial landscapes and high concentrations of student debt in these areas. San Antonio’s large population of loan forgiveness applicants, California’s significant combined student debt, and Washington, D.C.’s distinction as the region with the nation’s highest average student debt underscore the urgent demand for our solutions.

For Q1 2025, the Company anticipates a surge in user engagement driven by the resumption of student loan interest, the recent equity capital raise, and targeted marketing initiatives. In San Antonio, a close-knit community is expected to facilitate rapid word-of-mouth spread. In California, with its vast student population, we project the highest user acquisition. Washington, D.C., with its policy-driven environment, is anticipated to attract users seeking informed and structured loan management solutions.

Projected Consolidation and Expansion Phases

As we move into Q4 2024, the Company anticipates transitioning from an acquisition to a consolidation phase. Following the momentum from Q4 campaigns, we expect stable user engagement and app utilization, particularly in California, where the tech-savvy population is likely to lead in interaction metrics. San Antonio and Washington, D.C., are projected to show steady growth in active usage.

With a robust borrower base exceeding 400,000 in these regions, our marketing campaigns are designed to drive retention and app enhancements through direct user feedback. San Antonio is expected to have the highest retention rates, California to see increased referrals, and Washington, D.C., to yield insights into policy advocacy and partnership opportunities.

Scaling Beyond Core Regions

Beyond the initial phases, our goal is to solidify our position in these states and utilize the successes as a template for national expansion. Our aim is to make AI Unlimited Group synonymous with effective student loan management, offering tailored solutions for every American student and graduate.

Expanded Ecosystem of Apps and Services

The Company’s ecosystem also includes additional apps designed to address various aspects of personal finance and lifestyle management:

●	Resolve Debt: Resolve is positioned to be a key player in the B2B market with advanced negotiations underway with potential strategic partners. This AI-powered platform offers innovative solutions for debt collection and accounts receivable automation, designed for financial institutions and businesses looking to streamline collections operations and enhance customer experience. With the AI-driven technology that includes predictive analytics and sentiment analysis, Resolve optimizes recovery rates while focusing on customer-centric engagement.
●	Travl.App: Currently in beta, Travl App is set to transition into full-scale launch by late 2024. This AI-powered platform enhances the travel planning experience by offering users intelligent itinerary planning, budget management, and an integrated digital wallet to save for trips. Travl App will also introduce an AI-driven ‘Travel Agent’ feature to provide personalized travel recommendations and real-time booking capabilities. By 2025, Travl App plans to launch a proprietary TRAVL Coin, enabling users to manage and spend funds seamlessly within the app.
●	Nest Egg: Nest Egg is gearing up for expanded operational exercises, preparing to meet increasing demand in the digital investment space. This platform uses AI to deliver customized investment strategies, making it easier for users to discover, plan, and automate their investments. Nest Egg’s AI capabilities support users in navigating both U.S. and global stock markets, meeting the growing demand for user-friendly, digital-first financial tools.

Industry and Competitive Analysis

The U.S. student loan market, totaling approximately $1.75 trillion in debt, represents the second-largest form of consumer debt after mortgages. Student loans are primarily disbursed by the federal government, constituting 92% of total student debt, with private lenders holding the remaining 8%. The average borrower debt is estimated at $28,950, with parent PLUS loans averaging $28,778. This vast landscape highlights the Company’s opportunity to support the nearly 43.4 million borrowers navigating repayment options and debt management.

In response to market dynamics and regulatory developments, the Company’s comprehensive solutions provide borrowers with intelligent tools to manage repayments effectively. For users who may struggle to meet monthly obligations, public loan programs offer deferment and forbearance options, while private loans generally allow payment postponements with accrued interest.

As part of our AI Unlimited Group Incubator, all apps leverage shared talent and resources to drive continuous innovation. This collaborative approach allows us to create scalable AI-driven solutions that meet evolving consumer demands across debt management, investment, and travel planning.

Our vision for AI Unlimited Group is to be a comprehensive, AI-powered platform offering seamless solutions that meet the diverse needs of modern consumers. By focusing on strategic growth in targeted regions, leveraging a multi-faceted ecosystem of apps, and expanding our reach through innovative AI applications, we are positioned to lead in providing tailored financial, travel, and investment solutions.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

The US Government paused federal student loan repayments and interest during the pandemic throughout 2021 and extended it into the fall of 2022. Despite the freeze, student loan balances still increased as newer loans entered repayment, despite no current payment due on most loans.

Status of Student Loan Default (5)

Student loan default happens after a missed payment period after approximately 270 days (or nine months) past due. Private student loans typically default after three missed payments (typically three months). Still, according to the lender’s terms and conditions, it can happen after one missed payment. Around 9.7% of student loan borrowers default after entering repayment within a couple of years.

Student Loan Forgiveness Options

The US Government provides several student loan forgiveness options and plans, including but not limited to:

●	Public Service Loan Forgiveness (PSLF) or PSLF Waiver– forgives the remaining balance on your Direct Loans after making 120 qualifying monthly payments under a qualifying repayment plan while working full-time for a qualifying employer.

●	Income-driven repayment forgiveness – sets your monthly student loan payment at an amount intended to be affordable based on your income and family size.

●	Borrower defense to repayment – if the school misled or engaged in other misconduct in violation of certain state laws, the student borrower might be eligible for “borrower defense to loan repayment,” to the discharge of some or all of federal student loan debt, and

●	Free Application for Federal Student Aid, known as the FAFSA – is the application for financial aid completed by current and prospective college students in the United States to determine their eligibility for student financial aid.

We believe the personal debt management industry is highly fragmented and diversified, with several large and small companies offering various debt management solutions. Our direct and indirect competition includes but is not limited to HR benefits platforms, round-up saving and investing apps, personal finance and credit bureau platforms, personal finance educational tools, and other personal debt management companies. General financial content providers may also be considered indirect competition. Our target market is student loan borrowers looking to better their financial future by paying their loans and saving money. We offer a unique solution catered to student loan management in the most comprehensive and user-friendly way for the borrower and the servicer.

The U.S. Government paused federal student loan repayments and interest accrual during the COVID-19 pandemic, with extensions lasting into the fall of 2022. Despite this temporary relief, student loan balances continued to grow as new loans entered repayment, and interest continued to accrue on private loans and some federal loans. Currently, student loan debt impacts approximately 43 million borrowers, totaling over $1.75 trillion, underscoring the need for effective and user-friendly debt management solutions.

Student Loan Default Status

Student loan default generally occurs after a borrower misses payments for about 270 days (nine months) for federal loans, while private student loans may default after three missed payments, depending on the lender’s terms. Around 9.7% of student loan borrowers are expected to default after entering repayment within the first few years, creating an urgent need for innovative tools to help borrowers stay on track with payments and avoid penalties.

Student Loan Forgiveness Options

Several student loan forgiveness and relief options exist for eligible borrowers, including:

●	Public Service Loan Forgiveness (PSLF) – Forgives the remaining balance on Direct Loans after 120 qualifying monthly payments while working full-time for a qualifying employer.
●	Income-Driven Repayment Forgiveness – Sets monthly payments based on income and family size to ensure affordability.
●	Borrower Defense to Repayment – Provides loan forgiveness if the school misled the borrower or engaged in misconduct.
●	Free Application for Federal Student Aid (FAFSA) – A federal aid application that helps determine financial aid eligibility for current and prospective students.

Company Platforms and Market Position

Lever App

Lever App is designed as an all-encompassing tool for managing student loan obligations, making it easy for users to track, enroll, and manage federal programs and repayment plans. As the demand for student loan management grows, especially with federal repayment resumption, Lever App is poised to become a critical resource for borrowers seeking a comprehensive and user-friendly approach to debt management.

Travl App

Travl App is transforming travel planning and budgeting through its AI-powered platform, which includes personalized itinerary planning, budgeting tools, and an AI ‘Travel Agent’ feature. Set to launch fully in late 2024 after a successful beta phase, Travl App also plans to introduce TRAVL Coin, enabling users to manage funds for travel bookings directly within the app. The global travel industry represents a market of over $9 trillion, creating significant growth opportunities as we expand the app’s AI capabilities to simplify and personalize the entire travel experience.

Nest Egg Investments

Nest Egg Investments leverages AI to simplify investment strategies, providing users with tailored portfolios and automated trading based on individual financial goals. As more individuals seek intuitive, AI-driven investment tools, Nest Egg’s focus on personalized, data-driven advice aligns with market demands. Nest Egg is designed to tap into the growing global investment market, which is valued at trillions of dollars and continues to grow as more consumers turn to digital investment solutions.

Resolve Debt

Resolve is our AI-powered platform for debt collection and accounts receivable automation, catering to financial institutions and businesses needing efficient and customer-centric debt recovery solutions. With advanced capabilities in predictive analytics and AI-driven sentiment analysis, Resolve optimizes debt recovery rates while maintaining a positive borrower experience. The debt collection and accounts receivable industry in the U.S. is estimated at $21 billion, positioning Resolve to make a strong impact as the demand for automated, scalable debt collection solutions increases.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS (continued)

Market Landscape and Competitive Position

Our industry is marked by active mergers and acquisitions, with large, well-capitalized companies acquiring digital debt management and fintech platforms to enhance their offerings. Notable examples include LendingTree’s acquisition of Student Loan Hero in 2018 and Acorns’ acquisition of AI startup Pillar in 2021. These moves underscore the attractiveness of debt management solutions in the current market.

Our comprehensive suite of AI-driven platforms—spanning debt management, travel, and investment—positions AI Unlimited Group uniquely in the competitive landscape. We aim to serve high-value, high-potential customers through tailored digital experiences that meet a diverse range of financial and lifestyle needs.

By leveraging shared talent and resources across Travl App, Nest Egg Investments, Resolve, and Lever, we are creating a collaborative ecosystem that fosters innovation and drives growth across multiple verticals. Our aim is to make AI Unlimited Group the preferred platform for users seeking intelligent, AI-powered solutions for financial empowerment and lifestyle enhancement.

Our industry is active in mergers and acquisitions of digital debt management software companies by large and well-capitalized companies looking for complementary services. For example, in July 2018, LendingTree, Inc. (NASDAQ: TREE) announced today that it had entered into a definitive agreement to acquire Student Loan Hero, Inc.(6), a personal finance website dedicated to helping student loan borrowers manage their student debt. In April 2021, Acorns, the Californian investment and savings app, landed its second acquisition of 2021 with artificial intelligence (AI) start-up Pillar (7).

According to the Harvard Kennedy School report (8), the fintech industry deals with the dangers of potential misuse and abuse of consumer data. This includes but is not limited to the loss of privacy, violation of data security, increasing risks of fraud and scams, unfair and discriminatory uses of data and data analytics against rules and regulations, uses of data that are non-transparent to both consumers and regulators; harmful manipulation of consumer behavior; and risks that tech firms entering the financial or financial regulatory space will lack adequate knowledge, operational effectiveness, and stability.

The student loan forgiveness debate has entered the national conversation. White House officials plan to cancel $10,000 in student debt per borrower after months of internal deliberations over structuring loan forgiveness for tens of millions of Americans. According to the Committee for a Responsible Federal Budget, a nonpartisan think tank, wiping out $10,000 of debt per borrower could cost roughly $230 billion.

The Company firmly believes that the student loan industry will continue to be the fastest-growing source of debt for United States households. Student loans are now the largest source of unsecured debt in the United States. They have become a financial industry, especially with its secondary market and student loan asset-backed securities.

(5) Federal Student Aid September 2020

(6) PRNewswire, July 2018.

(7) Fintech Futures, April 2021.

(8)M-RCBG Associate Working Paper, Harvard Kennedy School, June 2020.

Board of Directors

As of September 30, 2024, the Company appointed Trent McKendrick as the Executive Chairman and Director. The Company currently has one executive director.

Russia-Ukraine Conflict

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with the Russian invasion of Ukraine. The war between the two countries continues to evolve as military activity continues. The United States and certain European countries have imposed additional sanctions on Russia and specific individuals. As of the date of this filing, there has been no disruption in our operations.

Rounding Error

Due to rounding, numbers presented in the financial statements for the period ending from inception to March 31, 2023, and throughout the report may not add up precisely to the totals provided, and percentages may not exactly reflect the absolute figures.

NOTE 1. BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

AI Unlimited Group (the “Company,” “we,” “our,” or “us”) was incorporated under the laws of the State of Delaware on March 24, 2022. We are a fintech-driven consumer liabilities and debt management company. Our mission is to empower subscribers to use our App to become financially independent by managing all their liabilities and debt obligations in one place. Mr. McKendrick is the Company’s Founder, CEO, and Director and has started several fintech companies focusing on credit and debt management for consumers and businesses since 2015. The Company has a wholly owned subsidiary, Lever Technology, Inc. (“Lever Technology”), a California corporation. There are no operating activities for Lever Technology.

On July 25, 2023, the Company filed form 8-A12G to register these securities under Section 12(g) of the Securities Exchange Act of 1934 to provide greater transparency in financial statements so investors can make informed decisions before investing.

The Company had a soft launch of the App in the third quarter of fiscal 2022 on the iOS App Store. Currently, the App allows the subscribers to analyze their existing student loans and recommend programs the US Department of Education offers after ~~the~~ initial assessment and processes enrollments into these programs. The App provides a list of qualified federal programs. The subscribers can digitally enroll in these programs by uploading or self-declaring their W-2, wage, or tax statements through the App. If subscribers are accepted for a federal program, the App manages their annual certifications for a monthly subscription fee. The average life of a loan is twenty-one years. The Company has partnered with Array US, Inc. to give subscribers personalized credit and financial data through the App, allowing them to understand their borrowing capacity better. The subscribers can also use the information to manage their credit scores.

In the four quarter of fiscal 2022, the Company added a round-up option, allowing subscribers to link their bank account and student loan to the App and select to pay a few cents per transaction towards the principal of their student loan. The App will have a feature showing the subscriber how the extra payments towards the loan will result in interest savings and reduce the loan term.

In fiscal 2023, the Company intends to offer its subscribers the tools in the App to directly negotiate and refinance their outstanding credit card and auto loans with their lenders. The Company plans to connect several credit card companies and auto loan providers to the App through API. It will also provide more ways to save, spend, and invest through development, acquisition, and key hires across these technologies. The Company also plans to launch the App officially in the App Store and Play Store in fiscal 2023. There is no assurance that the Company will be successful in its plans.

We are a development stage entity devoting all of its efforts to substantially establishing our flagship product, the Lever App (“App”). The App’s official launch is expected in the third quarter of fiscal 2023. The Company had a soft launch of the App in the third quarter of fiscal 2022. There was no significant revenue for the fiscal year that ended December 31, 2023, and 2022. Congress recently passed a law preventing further extensions of the payment pause. Student loan interest will resume starting September 1, 2023, and payments will be due in October 2023. We expect to resume subscription in the second quarter of fiscal 2024.

The App allows everyday people to directly negotiate, enroll, repay, and settle student loans for the US market without the complexity and confusion of the fine print. The App helps subscribers with debt management - negotiation, repayment, and settlement. We are committed to providing our subscribers with impartial guidance in their journey toward financial independence. The App will be available on the Play Store (Android) and App Store (iOS) under Lever App (the “App”) as its brand name for a subscription-based fee billed monthly or annually.

The App will help the subscriber manage and resolve liabilities such as credit cards, student loans, and other types of consumer debts through continued education and recommendations on how and when to refinance the student loan with the Department of Education, federal student loan prequalification and enrollment, access credit scores, and other features that enable subscribers to manage their debt obligations smartly, intuitively, and cost-effectively. The Company initially intends to target student debt holders in the United States as its primary customer base. The Company believes that manually managing liabilities is complex and time-consuming, which involves actively monitoring personal finances, estimating payments, negotiating with lenders, and finding the proper federal and state grants and loan arrangements. It is difficult to maintain and monitor these loan terms with annual renewals that can last up to twenty-one (21) years on average.

The Company believes the student loan borrower will benefit from the App. Our Application Program Interface (APIs) and artificial intelligence (AI) driven programming connect them to the right and relevant federal loan programs with the most favorable terms – qualifying amount and rate, enrolling, and saving with a few clicks. The Lever App further informs the subscribers when and how to refinance their student loans.

Based on the inputs the subscriber provides, the Lever App provides visual guidelines on how the subscriber’s budget and spending suit their current and future liabilities, including their student loan repayments, and provides a smarter way to repay their debts through features like payment round-ups and extra repayment recommendations, to help a subscriber pay off the liabilities smarter, without affecting their existing spending habits.

The Lever App provides subscribers instant matches through Student Aid, the largest provider of financial aid for college in the United States, and other Federal student aid programs. The subscriber can access the complex world of student debt management in an easy four-step process through the Lever App, which includes:

●	Basic subscriber information per KYC requirements,
●	The subscriber links one or multiple loans in real-time, also known as Enrollment,
●	The software matches with up to three (3) options to manage loans (deferment or forbearance or reduced payments, etc.), and
●	The subscriber picks the best option to connect to the best United States Government aid program to complete the application.

Once subscribers sync their respective liabilities and loans with the Lever App, the software automates with a data-driven algorithm to match users with better ways to repay debts, such as providing automation for snowball or avalanche plans and extra repayment recommendations for managing liabilities. The App also includes credit score insights and payment round-up technology using open banking protocols that help and recommend that loan borrowers contribute micro amounts towards their loan principal, saving on years of interest and reaching financial independence faster and better with the App.

Business Strategy

Our experienced Management and in-house software development team have carefully designed various B2C debt management solutions to meet the needs of borrowers in the United States and globally. We intend to grow our core business, increase market share, and improve profitability principally by deploying the following growth strategies:

●	Complete version 1 of the App in the third quarter of fiscal 2022 with the soft launch, and launch the App officially to the public in the third quarter of fiscal 2023;

●	Ramp up subscriber acquisition through our digital and traditional marketing strategies;

●	Continue to enhance and promote our core proprietary liabilities and debt management app and introduce other innovative repayments, finance, and spending features for United States consumers;

●	Future growth will depend on the timely development and successful distribution of the Lever App by signing enterprise and employer deals in the United States;

●	Increase our software development capabilities to develop disruptive and next-generation machine learning and artificial intelligence-driven technologies to grow and retain subscriber base;

●	Grow subscriber base through accretive acquisitions, opportunistic investments, and beneficial partnerships; and;

●	Recognize and enter high-growth markets to expand our services to meet the demand for other financial solutions, including but not limited to auto-save and auto loan repayment from day-to-day debit card usage and investments such as IRAs and 401Ks.

With the U.S. Department of Education confirming the resumption of interest on student loans from September 1, 2023, and repayments resuming October 1, 2023. Student loans represent a significant financial commitment for millions of individuals, often serving as the primary means to fund higher education. These federal or private loans accrue interest over time, increasing the total amount borrowers owe. The resumption of student loan payments, especially after periods of forbearance or deferment, can bring about additional costs. The Company is poised to support millions of students and graduates. The impending resumption of student loan interest, set to impact approximately 43 million (1) Americans, marks a pivotal moment in the financial landscape. AI Unlimited has been proactive in anticipation of announcing a strategic equity raise in Q4 2023. This initiative aims to bolster the company’s resources, allowing for expansion into new markets, enhancing user experience, and integrating advanced credit intelligence features. Over the past nine months, the Company has undergone significant business and tech developments, from streamlining its UX/UI to introducing a simplified identification system, ensuring users can easily navigate their loan management.

We expect our customer acquisition cost (CAC) to be around $30 per user. With each user subscription priced at $79.99 annually, the Company anticipates a consistent revenue stream for an average duration of 10 years, translating to roughly 120 payments over 10 years of users’ annual subscription. This results in a substantial lifetime value per customer. However, with the introduction of iOS 14, there are anticipated challenges in data-driven marketing, leading to a projected increase in CAC by 30%. This shift is primarily attributed to the enhanced privacy features of iOS monthly14, which could potentially increase the costs of targeted advertising. However, we remain committed to our growth strategy and future price increases over time. The Company has earmarked a budget of approximately $150,000 per month for marketing and sales initiatives. With this investment, AI Unlimited aims to onboard around 5,000 new user subscriptions each month, ensuring a steady influx of customers and maintaining a robust growth trajectory.

Marketing and Sales

The Company aims to be flexible and responsive to its sales and marketing strategies to provide an omnichannel customer experience. Therefore, we primarily focus on different subscriber acquisition channels to expand our paid customer base. The Company is actively integrating digital and traditional marketing channels effectively, as we believe these are scalable channels and that one-size fits most customers no longer work. Our marketing strategy identifies and targets student borrowers who are high-value/high-potential subscribers. We have found that these customers are often more receptive to a digital marketing strategy that includes SEO marketing, an intuitive website experience, targeted emails/ content, educational blogs, and active social media engagement involving celebrities and influencers. For traditional marketing, such as conferences, trade shows, expos, media events, and direct meetings, the senior Management person provides presentations, gives media interviews, and engages potential subscribers at events.

We have designed our marketing and sales strategies to drive prospective subscribers to the Play Store and App Store, where they can download our App.

The Company has proactively established partnerships with leading student loan advisors, selectively targeting areas with a dense population of graduates in key states. Our marketing efforts have secured access to over 400,000 recent graduates across key states, including California, Texas, and Washington. The tech-savvy graduate pool in California has proven to be an excellent match for the capabilities of our App. Texas offers a promising landscape for our market expansion due to its large student community and strong economic climate. In Washington, the supportive regulatory framework and emphasis on educational finance among the student community align with our services.

In San Antonio, our marketing strategies are designed to leverage the substantial number of student loan borrowers, as demonstrated by the 164,000 loan forgiveness applicants. We intend to establish collaborative efforts with the University of Texas at San Antonio (UTSA) and San Antonio College to conduct the App workshops to enhance financial literacy and support effective debt management.

In California, where student debt volume is among the nation’s highest, our strategy involves engaging with premier educational institutions, including UC Berkeley, UCLA, and Stanford. We aim to showcase the App’s utility and tap into the region’s influential financial leaders to extend our influence.

In Washington, D.C., the hub of the highest average student loan debt, our approach includes aligning with educational institutions and policymakers. Our focus is on hosting webinars and strategic sessions that position the App as an essential resource for managing the intricacies of student debt.

The App’s official launch is expected in the third quarter of fiscal 2023. The Company intends to use traditional marketing strategies such as billboard signage, digital TV ads, creating video-on-demand advertising, and attending events at schools, colleges, and university campuses after the App’s official launch. Currently, the Company uses only online marketing, mainly social media campaigns, including engagement of celebrities and influencers and educational and other incentives-based posts on social media, to drive online traffic to its websites or directly to the App Store.

The Company implements an effective marketing funnel where we map out our subscribers’ journey from where they are the lead and then tailor strategies to encourage them to move through this funnel.

We also utilize many indirect channels where a network of industry professionals, introducing and referring affiliates as third parties, promote our services in exchange for performance-based compensation. In most cases, affiliates carry out the lead generation function, while the Company’s staff provides subscribers and technical support to subscribers.

Most of the marketing and branding initiatives are taken in-house by our team. The Company may hire outside marketing and branding consultants and advertising firms from time to time.

The Company, at its core, is dedicated to addressing the complexities of student loan management in the U.S., a challenge faced by millions. Our marketing strategy to concentrate on San Antonio, California, and Washington stems from the unique financial landscapes of these regions. San Antonio’s many loan forgiveness applicants, California’s immense combined student debt, and Washington, D.C.’s distinction of the nation’s highest average student debt highlight the acute need for our solutions in these areas. For Q2 2024, the Company anticipates a surge in user engagement, especially with the equity capital raise and the resumption of student loan interests. With its close-knit community, San Antonio is expected to see a rapid word-of-mouth spread, while California, given its vast student population, might witness the highest user acquisition. Washington, D.C., with its policy-driven environment, will likely see a steady increase in users seeking informed loan management solutions.

Moving into Q1 2024, the Company foresees a consolidation phase. The initial buzz from the Q4 campaigns would mature into stable user engagement. With its tech-savvy population, California might lead in terms of app interactions and feature utilization. San Antonio and Washington D.C. are expected to grow consistently, with more users transitioning from awareness to active usage.

By Q2 2024, the Company aims to have a robust user base in all three regions. The focus would shift from acquisition to retention, emphasizing user feedback and app enhancements. The Company expects San Antonio to have the highest retention rates, California to show increased referrals, and Washington, D.C., to provide valuable policy advocacy and partnership insights.

Beyond these quarters, our vision is to solidify its position in these states while using the insights and successes from these regions as a blueprint for expansion into other potential markets across the U.S. The ultimate goal is to make the Company synonymous with student loan management, offering tailored solutions for every American student and graduate.

Industry and Competitive Analysis

A student loan is money that the federal government and private institutions lend to students or parents to finance post-secondary education. Most students who get a bachelor’s degree finance their education with one or more student loans. Student loans are the largest source of debt in the United States after mortgages. Student loans do not require the borrower to provide collateral, such as a house or a car, to guarantee the loan. The interest payment on the student loan is tax-deductible up to a maximum of $2,500. However, student loans are usually disbursed directly to the educational institution’s financial aid office. The loans can only be used to cover tuition, college fees, room and board, living expenses while at college, and books. In most cases, bankruptcy laws do not allow the discharge of student loans under bankruptcy.

Public and Private Student Debt

43.4 million student loan borrowers in the United States owe a collective nearly $1.75 trillion in federal and private student loan debt as of April 2022, according to the Federal Reserve Bank of St. Louis (1). According to a July 2021 report by MeasureOne (2), academic data firm — about 92% of student debt is owned by the US Department of Education, referred to as public student debt. The balance of student debt, referred to as Private Student Loans, makes up 7.89% of the total outstanding US student loans, equal to $131.10 billion.

Average Student Loans

The average student debt is estimated to be $28,950 and $71,000 for graduate and post-graduate students. The average US household with student debt owes $57,520, according to NerdWallet’s 2020 household debt study.

Parent PLUS loans (3) are direct federal loans parents can use to pay for their dependent child’s education. According to federal loan data, the average outstanding parent PLUS loan debt is $28,778. Total parent PLUS debt: $104.8 billion distributed among 3.7 million parent PLUS borrowers.

Status of Student Loan Repayment (4)

The government offered student loan relief in 2020, which caused forbearance spikes and data suspension from federal agencies. There are 6.42 million federal loan borrowers in school, 1.17 million federal borrowers in the grace period, 460,000 federal loan borrowers in repayment, 3.05 million federal loan borrowers in deferment, and 26.78 million federal loan borrowers with loans in forbearance.

(1) Federal Reserve Bank of St. Louis. Student Loans Owned and Securitized.

(2) MeasureOne. Academic Lending Study December 15, 2021.

(3) StudentAid.gov. Federal Student Loan Portfolio by Loan Type.

(4) Federal Student Aid, Portfolio by Loan Status December 2021.

Borrowers can also postpone private student loan payments via deferment or forbearance, but interest always accrues regardless of whether the borrower makes payments. If public student loan borrowers can’t make payments, they can postpone them through deferment or forbearance. Interest typically accrues during these periods, but borrowers with subsidized loans don’t owe the interest that accrues during deferment.

The US Government paused federal student loan repayments and interest during the pandemic throughout 2021 and extended it into the fall of 2022. Despite the freeze, student loan balances still increased as newer loans entered repayment, despite no current payment due on most loans.

Status of Student Loan Default (5)

Student loan default happens after a missed payment period after approximately 270 days (or nine months) past due. Private student loans typically default after three missed payments (typically three months). Still, according to the lender’s terms and conditions, it can happen after one missed payment. Around 9.7% of student loan borrowers default after entering repayment within a couple of years.

Student Loan Forgiveness Options

The US Government provides several student loan forgiveness options and plans, including but not limited to:

●	Public Service Loan Forgiveness (PSLF) or PSLF Waiver– forgives the remaining balance on your Direct Loans after making 120 qualifying monthly payments under a qualifying repayment plan while working full-time for a qualifying employer.

●	Income-driven repayment forgiveness – sets your monthly student loan payment at an amount intended to be affordable based on your income and family size.

●	Borrower defense to repayment – if the school misled or engaged in other misconduct in violation of certain state laws, the student borrower may be eligible for “borrower defense to loan repayment,” to the discharge of some or all of federal student loan debt, and

●	Free Application for Federal Student Aid, known as the FAFSA – is the application for financial aid completed by current and prospective college students in the United States to determine their eligibility for student financial aid.

We believe the personal debt management industry is highly fragmented and diversified, with several large and small companies offering various debt management solutions. Our direct and indirect competition includes but is not limited to HR benefits platforms, round-up saving and investing apps, personal finance and credit bureau platforms, personal finance educational tools, and other personal debt management companies. General financial content providers may also be considered indirect competition. Our target market is student loan borrowers looking to better their financial future by paying their loans and saving money. We offer a unique solution catered to student loan management in the most comprehensive and user-friendly way for the borrower and the servicer.

Our industry is active in mergers and acquisitions of digital debt management software companies by large and well-capitalized companies looking for complementary services. For example, in July 2018, LendingTree, Inc. (NASDAQ: TREE) announced today that it had entered into a definitive agreement to acquire Student Loan Hero, Inc.(6), a personal finance website dedicated to helping student loan borrowers manage their student debt. In April 2021, Acorns, the Californian investment and savings app, landed its second acquisition of 2021 with artificial intelligence (AI) start-up Pillar (7).

(5) Federal Student Aid September 2020

(6) PRNewswire, July 2018.

(7) Fintech Futures, April 2021.

According to the Harvard Kennedy School report (8), the fintech industry deals with the dangers of potential misuse and abuse of consumer data. This include but is not limited to the loss of privacy; violation of data security; increasing risks of fraud and scams; unfair and discriminatory uses of data and data analytics against rules and regulations, uses of data that are non-transparent to both consumers and regulators; harmful manipulation of consumer behavior; and risks that tech firms entering the financial or financial regulatory space will lack adequate knowledge, operational effectiveness, and stability.

The student loan forgiveness debate has entered into the national conversation. White House officials plan to cancel $10,000 in student debt per borrower after months of internal deliberations over structuring loan forgiveness for tens of millions of Americans. According to the Committee for a Responsible Federal Budget, a nonpartisan think tank, wiping out $10,000 of debt per borrower could cost roughly $230 billion.

The Company firmly believes that the student loan industry will continue to be the fastest-growing source of debt for United States households. Student loans are now the largest source of unsecured debt in the United States. They have become a financial industry, especially with its secondary market and student loan asset-backed securities.

Board of Directors

As of December 31, 2023, the Company appointed Trent McKendrick as the Executive Chairman and Director. The Company currently has one executive director.

Covid-19

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) pandemic throughout the United States. While the initial outbreak concentrated in China, it spread to several other countries and reported infections globally. Many countries worldwide, including the United States, implemented significant governmental measures to control the spread of the virus, including temporary closure of businesses, severe restrictions on travel and the movement of people, and other material limitations on businesses. Even though the pandemic appears to slow down and is in control, these measures have resulted in work stoppages, absenteeism in the Company’s labor workforce, and other disruptions. The extent to which the coronavirus impacts our operations will depend on future developments. These developments are highly uncertain. We cannot predict them with confidence, including the duration and severity of the outbreak and the actions required to contain the coronavirus or treat its impact. In particular, the spread of the coronavirus globally could adversely impact our operations and workforce, including our marketing and sales activities and ability to raise additional capital, which could harm our business, financial condition, and operation results.

Russia-Ukraine Conflict

The geopolitical situation in Eastern Europe intensified on February 24, 2022, with the Russian invasion of Ukraine. The war between the two countries continues to evolve as military activity continues. The United States and certain European countries have imposed additional sanctions on Russia and specific individuals. As of the date of this filing, there has been no disruption in our operations.

Rounding Error

Due to rounding, numbers presented in the financial statements for the period ending from inception to December 31, 2023, and throughout the report may not add up precisely to the totals provided, and percentages may not exactly reflect the absolute figures.

(8) M-RCBG Associate Working Paper, Harvard Kennedy School, June 2020.